PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 96.7%
Common Stocks 96.7%
Biotechnology 25.2%
AbbVie, Inc.	560,095	$82,765,238
Amicus Therapeutics, Inc.*	1,618,012	13,170,618
Apellis Pharmaceuticals, Inc.*	905,875	38,526,864
Argenx SE (Netherlands), ADR*	161,994	46,607,294
BioMarin Pharmaceutical, Inc.*	486,609	38,013,895
Blueprint Medicines Corp.*(a)	174,075	10,540,241
Horizon Therapeutics PLC*	361,650	32,971,630
Intellia Therapeutics, Inc.*(a)	223,789	22,121,543
IVERIC bio, Inc.*	994,128	15,945,813
Karuna Therapeutics, Inc.*(a)	151,958	15,955,590
Kymera Therapeutics, Inc.*	135,639	5,393,007
Natera, Inc.*(a)	440,063	28,934,142
Nurix Therapeutics, Inc.*	236,663	3,826,841
ORIC Pharmaceuticals, Inc.*(a)	344,041	2,669,758
PMV Pharmaceuticals, Inc.*(a)	348,786	5,524,770
Praxis Precision Medicines, Inc.*	141,506	1,853,728
Seagen, Inc.*	321,693	41,456,577
Vertex Pharmaceuticals, Inc.*	246,883	56,788,028
Verve Therapeutics, Inc.*(a)	315,668	10,306,560
		473,372,137
Health Care Services 0.7%
R1 RCM, Inc.*	449,577	12,223,999
Health Care Equipment 23.6%
Abbott Laboratories	514,911	62,108,565
Axonics, Inc.*(a)	373,686	21,210,417
CONMED Corp.	170,673	24,945,566
CryoPort, Inc.*(a)	215,741	7,406,389
Dexcom, Inc.*	130,008	53,811,611
Envista Holdings Corp.*(a)	647,224	31,066,752
Hologic, Inc.*	394,682	28,089,518
Inari Medical, Inc.*(a)	149,412	13,145,268
Intuitive Surgical, Inc.*	164,962	47,893,417
NuVasive, Inc.*	263,331	14,251,474
Outset Medical, Inc.*(a)	386,751	17,005,441
Shockwave Medical, Inc.*	310,155	54,968,771
Stryker Corp.(a)	181,023	47,672,407
Tandem Diabetes Care, Inc.*	165,508	18,641,166
		442,216,762

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Supplies 1.9%
Align Technology, Inc.*	54,643	$27,947,709
BioLife Solutions, Inc.*	319,361	7,504,983
		35,452,692
Health Care Technology 1.4%
Inspire Medical Systems, Inc.*(a)	43,856	10,703,496
Phreesia, Inc.*	480,343	14,789,761
		25,493,257
Life Sciences Tools & Services 9.3%
Bio-Rad Laboratories, Inc. (Class A Stock)*	30,657	19,190,056
Danaher Corp.	212,918	58,426,828
IQVIA Holdings, Inc.*	60,973	14,031,107
PolyPeptide Group AG, 144A*	91,878	8,137,750
QIAGEN NV*(a)	187,721	9,327,856
Repligen Corp.*	65,234	12,831,528
Thermo Fisher Scientific, Inc.	95,012	51,686,528
		173,631,653
Managed Health Care 18.6%
Centene Corp.*	998,021	82,456,495
Humana, Inc.	198,812	86,348,028
UnitedHealth Group, Inc.	379,728	180,701,163
		349,505,686
Pharmaceuticals 15.5%
Arvinas, Inc.*	165,995	10,758,136
AstraZeneca PLC (United Kingdom), ADR	619,157	37,694,278
Bristol-Myers Squibb Co.(a)	1,311,706	90,074,851
Catalent, Inc.*	91,211	9,307,171
Eli Lilly & Co.(a)	156,092	39,015,195
Novo Nordisk A/S (Denmark), ADR	563,273	57,988,955
Revance Therapeutics, Inc.*(a)	796,045	10,802,331
Zoetis, Inc.	183,379	35,511,343
		291,152,260

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductor Equipment 0.5%
Azenta, Inc.	116,667	$10,210,696

Total Common Stocks (cost $1,363,523,780)		1,813,259,142
Preferred Stock 0.0%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $1,800,000; purchased 08/31/12)*^(f) (cost $1,800,000)	3,063,048	321,620

	Units
Warrants* 0.0%
Biotechnology
Aileron Therapeutics, Inc., expiring 03/29/24 (original cost $116,418; purchased 03/29/19)(f) (cost $116,418)	895,522	—

Total Long-Term Investments (cost $1,365,440,198)		1,813,580,762

	Shares
Short-Term Investments 7.9%
Affiliated Mutual Fund 6.0%
PGIM Institutional Money Market Fund (cost $111,254,807; includes $111,249,454 of cash collateral for securities on loan)(b)(we)	111,412,809	111,323,679
Unaffiliated Fund 1.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $36,148,149)	36,148,149	36,148,149

Total Short-Term Investments (cost $147,402,956)		147,471,828

TOTAL INVESTMENTS 104.6% (cost $1,512,843,154)		1,961,052,590
Liabilities in excess of other assets (4.6)%		(85,850,863)

Net Assets 100.0%		$1,875,201,727

PGIM Jennison Health Sciences Fund
Schedule of Investments as of February 28, 2022 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $321,620 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,022,017; cash collateral of $111,249,454 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,916,418. The aggregate value of $321,620 is 0.0% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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